JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 682 (Amendment No. 683 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha Astwood-Smith
Kiesha Astwood-Smith
Assistant Secretary

APPENDIX A
J.P. Morgan U.S. Equity Funds
Class A, Class C, Class I and Class L Shares Prospectus
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Value Advantage Fund
Class R2, Class R3 Class R4, Class R5 and Class R6 Shares Prospectus and Statement of Additional Information
JPMorgan Diversified Fund
JPMorgan Hedged Equity Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund
JPMorgan Value Advantage Fund